UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report July 31, 2015

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona Municipal Income Fund	4
Connecticut Municipal Income Fund	6
Minnesota Municipal Income Fund	8
New Jersey Municipal Income Fund	10
Pennsylvania Municipal Income Fund	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	72

Federal Tax Information	73

Board of Trustees’ Contract Approval	74

Management and Organization	77

Important Notices	80

Eaton Vance

Municipal Income Funds

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on August 1, 2014, municipal bonds were well into a rally that continued for the first half of the 12-month period ended July 31, 2015. But in the second half of the period, municipal bond returns turned slightly negative as an increase in new issuance, along with modest outflows from municipal mutual funds, put downward pressure on municipal bond prices. For the period as a whole, however, municipal bonds delivered positive performance.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. Those expectations, however, were overwhelmed by events overseas. While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S Treasurys that pushed Treasury rates down in the first half of the period, with municipal bond rates following, albeit at a slower pace.

In the second half of the period, rates in the short end of the yield curve began to creep slowly upward, as investors believed the Fed was getting closer to a rate hike. Oil prices began to rebound off their lows, reviving concerns about inflation, which had dissipated as oil fell dramatically during the first half of the period. Yields on 10-year bunds, the German counterpart to U.S. Treasurys, fell to 0.07% in mid-April but began to rebound sharply later in the period, driving longer maturity Treasury rates higher. During the second half of the period, municipal bond prices fell more than Treasurys due to an increase in municipal new issue supply.

For the one-year period as a whole, the municipal yield curve flattened. Maturities shorter than eight years saw a slight rise in interest rates, while rates declined and prices rose through the rest of the curve, with longer maturities showing the strongest performance.

Fund Performance

For the fiscal year ended July 31, 2015, the Arizona, Minnesota, New Jersey and Pennsylvania Funds’ Class A shares at net asset value (NAV) underperformed the 3.56% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index),2 while the Connecticut Fund’s Class A shares at NAV performed in line with the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income streams than shorter-maturity municipal issues. During a period when longer-maturity bonds outperformed shorter-maturity issues, this strategy aided performance of all five Funds versus the Index.

Management seeks to hedge to various degrees against the potential risk of volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when longer-term municipal and Treasury bond prices rose, the Funds’ hedging mitigated a portion of the Funds’ positive performance.

Hedging detracted from relative results versus the Index for all five Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2015

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV had a total return of 2.67%, underperforming the 3.56% return of the Index. Security selection in the hospital sector, along with security selection in zero coupon bonds, detracted from performance versus the Index. The Fund’s hedging strategy, as noted earlier, hurt performance relative to the Index as well. In contrast, security selection in insured Puerto Rico bonds, an overweight and security selection in the electric public power sector, and an overweight in BBB-rated7 bonds contributed to performance versus the Index during the period.

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 3.53%, performing in line with the 3.56% return of the Index. Key contributors to performance versus the Index included security selection in insured Puerto Rico bonds, an overweight and security selection in the industrial development revenue sector, and security selection in A-rated bonds. An underweight in bonds with maturities of 20 years or more detracted from performance versus the Index, as did an underweight in the hospital sector and the Fund’s hedging strategy.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 2.94%, underperforming the 3.56% return of the Index. Security selection in zero coupon bonds, an underweight in the transportation sector, and the Fund’s hedging strategy all detracted from Fund performance relative to the Index. Contributors to results versus the Index included a number of holdings that were pre-refunded during the period and subsequently rose in price, as well as an overweight in hospitals, the best-performing sector during the period. As one of the highest-yielding municipal sectors, hospital bonds saw strong demand from investors searching for yield in a historically low-yield environment, which drove up prices in the sector. An overweight and security selection in the public power sector helped performance versus the Index as well.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 2.86%, underperforming the 3.56% return of the Index. Detractors from performance versus the Index included security selection in zero coupon bonds, the Fund’s hedging strategy, and an underweight in the water and sewer sector. In contrast, security selection in the industrial development revenue sector contributed to results versus the Index, as did an overweight in the hospital sector and an overweight in A-rated and BBB-rated securities.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 3.41%, underperforming the 3.56% return of the Index. The Fund’s hedging strategy dragged on relative results versus the Index. Other notable detractors from Fund performance versus the Index included security selection in zero coupon bonds and security selection in the special tax sector. The primary contributors to Fund performance relative to the Index were an overweight in the hospital sector, an overweight and security selection in the education sector, and security selection in bonds with 10-20 years remaining to maturity.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	2.67%	4.35%	4.01%
Class A with 4.75% Maximum Sales Charge	—	—	–2.19	3.34	3.50
Class B at NAV	07/25/1991	07/25/1991	1.93	3.58	3.23
Class B with 5% Maximum Sales Charge	—	—	–3.01	3.23	3.23
Class C at NAV	12/16/2005	07/25/1991	1.93	3.58	3.23
Class C with 1% Maximum Sales Charge	—	—	0.94	3.58	3.23
Class I at NAV	08/03/2010	07/25/1991	2.98	4.57	4.11
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.57%
Barclays 20 Year Municipal Bond Index	—	—	4.90	5.70	5.21

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.50%	2.73%	2.73%	3.70%
Taxable-Equivalent Distribution Rate		6.48	5.05	5.05	6.85
SEC 30-day Yield		1.97	1.32	1.32	2.27
Taxable-Equivalent SEC 30-day Yield		3.64	2.45	2.45	4.20

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2005	$13,738	N.A.
Class C	$10,000	07/31/2005	$13,739	N.A.
Class I	$250,000	07/31/2005	$374,216	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	3.53%	3.98%	3.72%
Class A with 4.75% Maximum Sales Charge	—	—	–1.38	2.97	3.22
Class B at NAV	05/01/1992	05/01/1992	2.76	3.19	2.94
Class B with 5% Maximum Sales Charge	—	—	–2.24	2.83	2.94
Class C at NAV	02/09/2006	05/01/1992	2.76	3.19	2.94
Class C with 1% Maximum Sales Charge	—	—	1.76	3.19	2.94
Class I at NAV	03/03/2008	05/01/1992	3.74	4.17	3.87
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.57%
Barclays 20 Year Municipal Bond Index	—	—	4.90	5.70	5.21

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.58%
Net		0.71	1.46	1.46	0.51

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.31%	2.55%	2.55%	3.51%
Taxable-Equivalent Distribution Rate		6.29	4.84	4.84	6.67
SEC 30-day Yield		1.89	1.24	1.24	2.18
Taxable-Equivalent SEC 30-day Yield		3.59	2.36	2.36	4.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2005	$13,366	N.A.
Class C	$10,000	07/31/2005	$13,363	N.A.
Class I	$250,000	07/31/2005	$365,576	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	2.94%	4.12%	4.20%
Class A with 4.75% Maximum Sales Charge	—	—	–1.97	3.12	3.70
Class B at NAV	07/29/1991	07/29/1991	2.19	3.34	3.44
Class B with 5% Maximum Sales Charge	—	—	–2.79	2.99	3.44
Class C at NAV	12/21/2005	07/29/1991	2.19	3.35	3.40
Class C with 1% Maximum Sales Charge	—	—	1.20	3.35	3.40
Class I at NAV	08/03/2010	07/29/1991	3.15	4.32	4.30
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.57%
Barclays 20 Year Municipal Bond Index	—	—	4.90	5.70	5.21

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.71%	1.47%	1.47%	0.51%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.24%	2.48%	2.47%	3.43%
Taxable-Equivalent Distribution Rate		6.35	4.86	4.84	6.72
SEC 30-day Yield		1.57	0.91	0.90	1.83
Taxable-Equivalent SEC 30-day Yield		3.08	1.78	1.76	3.59

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2005	$14,027	N.A.
Class C	$10,000	07/31/2005	$13,971	N.A.
Class I	$250,000	07/31/2005	$381,088	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	2.86%	4.27%	3.24%
Class A with 4.75% Maximum Sales Charge	—	—	–1.98	3.26	2.75
Class C at NAV	12/14/2005	01/08/1991	2.13	3.49	2.45
Class C with 1% Maximum Sales Charge	—	—	1.14	3.49	2.45
Class I at NAV	03/03/2008	01/08/1991	3.07	4.48	3.39
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.57%
Barclays 20 Year Municipal Bond Index	—	—	4.90	5.70	5.21

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.77%	1.52%	0.56%
Net			0.74	1.49	0.53

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.65%	2.89%	3.86%
Taxable-Equivalent Distribution Rate			7.08	5.61	7.49
SEC 30-day Yield			2.21	1.58	2.52
Taxable-Equivalent SEC 30-day Yield			4.30	3.07	4.90

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					3.38%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2005	$12,744	N.A.
Class I	$250,000	07/31/2005	$349,103	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	3.41%	3.98%	3.42%
Class A with 4.75% Maximum Sales Charge	—	—	–1.54	2.97	2.92
Class B at NAV	01/08/1991	01/08/1991	2.66	3.21	2.66
Class B with 5% Maximum Sales Charge	—	—	–2.32	2.87	2.66
Class C at NAV	01/13/2006	01/08/1991	2.66	3.21	2.64
Class C with 1% Maximum Sales Charge	—	—	1.66	3.21	2.64
Class I at NAV	03/03/2008	01/08/1991	3.62	4.18	3.61
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.57%
Barclays 20 Year Municipal Bond Index	—	—	4.90	5.70	5.21

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.54%	1.53%	0.58%
Net		0.74	1.50	1.49	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.98%	3.21%	3.22%	4.18%
Taxable-Equivalent Distribution Rate		7.25	5.85	5.87	7.62
SEC 30-day Yield		1.90	1.25	1.25	2.19
Taxable-Equivalent SEC 30-day Yield		3.46	2.27	2.28	3.99

% Total Leverage[6]
RIB Financing					4.98%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2005	$13,005	N.A.
Class C	$10,000	07/31/2005	$12,983	N.A.
Class I	$250,000	07/31/2005	$356,552	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the New Jersey Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.20	$3.59	0.73%
Class B	$1,000.00	$978.60	$7.26	1.48%
Class C	$1,000.00	$978.70	$7.21	1.47%
Class I	$1,000.00	$983.10	$2.56	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

15

Eaton Vance

Municipal Income Funds

July 31, 2015

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$987.60	$3.65	0.74%
Class B	$1,000.00	$983.80	$7.33	1.49%
Class C	$1,000.00	$982.90	$7.33	1.49%
Class I	$1,000.00	$987.70	$2.66	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,017.40	$7.45	1.49%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.30	$3.46	0.70%
Class B	$1,000.00	$993.00	$7.17	1.45%
Class C	$1,000.00	$992.10	$7.16	1.45%
Class I	$1,000.00	$997.30	$2.48	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.51	0.70%
Class B	$1,000.00	$1,017.60	$7.25	1.45%
Class C	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,022.30	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

16

Eaton Vance

Municipal Income Funds

July 31, 2015

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.80	$3.76	0.76%
Class C	$1,000.00	$992.90	$7.46	1.51%
Class I	$1,000.00	$996.70	$2.77	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.30	$3.86	0.78%
Class B	$1,000.00	$994.30	$7.61	1.54%
Class C	$1,000.00	$994.30	$7.57	1.53%
Class I	$1,000.00	$999.40	$2.88	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.70	1.54%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	$1,000	$1,178,940

		$1,178,940

Education — 7.0%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,116,780
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,670,970
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,688,535

		$4,476,285

Electric Utilities — 7.8%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,649,805
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,103,440
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,111,890
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,105,910

		$4,971,045

Escrowed / Prerefunded — 8.2%
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	$2,000	$2,229,680
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,995,620

		$5,225,300

General Obligations — 5.2%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	$200	$239,042
Maricopa County Community College District, 3.00%, 7/1/23	785	810,536
Tempe, 5.375%, 7/1/21	1,600	1,878,704
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	378,273

		$3,306,555

Health Care – Miscellaneous — 1.2%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$425	$435,795
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,536

		$746,331

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.7%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,100,640
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,813,168
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,046,910
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,492,877
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	548,345
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,088,218

		$8,090,158

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$867,400

		$867,400

Insured – Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,203,630
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	296,557

		$1,500,187

Insured – Escrowed / Prerefunded — 1.7%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$456,157
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	585	604,638

		$1,060,795

Insured – General Obligations — 7.4%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,441,620
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,250,431

		$4,692,051

Insured – Lease Revenue / Certificates of Participation — 3.2%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,056,094

		$2,056,094

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$951,097
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,427,312
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	162,294
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	77,969

		$2,618,672

Insured – Transportation — 4.0%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$717,031
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,816,286

		$2,533,317

Insured – Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$943,737

		$943,737

Lease Revenue / Certificates of Participation — 1.4%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$867,158

		$867,158

Other Revenue — 1.7%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,099,780

		$1,099,780

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$248,681

		$248,681

Special Tax Revenue — 18.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,072,990
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,129,910
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	298,933
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,722
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,109,560
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,166,890

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	$2,500	$2,933,125
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,194,970
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,097,860
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,116,780

		$11,448,740

Transportation — 3.5%
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	$2,000	$2,221,880

		$2,221,880

Water and Sewer — 2.7%
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	$1,500	$1,712,970

		$1,712,970

Total Tax-Exempt Investments — 97.4% (identified cost $57,295,312)		$61,866,076

Other Assets, Less Liabilities — 2.6%		$1,645,079

Net Assets — 100.0%		$63,511,155

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 11.4% of total investments.

19	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 97.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,136,970
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,701,240

		$2,838,210

Education — 11.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$557,405
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,250,460
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,404,044
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,087,990
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,658,550
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,123,339
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,267,080
University of Connecticut, 5.00%, 11/15/29	1,000	1,152,650

		$10,501,518

General Obligations — 19.1%
Connecticut, 4.875%, 11/1/20	$1,000	$1,115,010
East Lyme, 4.00%, 7/15/22	350	385,959
East Lyme, 4.00%, 7/15/23	525	575,405
East Lyme, 4.25%, 7/15/24	250	275,885
Fairfield, 5.00%, 1/1/23	1,000	1,210,410
Fairfield, Prerefunded to 7/15/17, 4.25%, 7/15/26	250	267,283
Hartford, 5.00%, 4/1/31	950	1,060,609
North Haven, 5.00%, 7/15/23	1,475	1,787,007
North Haven, 5.00%, 7/15/25	1,490	1,826,367
Norwalk, 4.00%, 7/1/26	1,975	2,147,753
Norwalk, 4.00%, 7/15/27	1,000	1,085,750
Redding, 5.50%, 10/15/18	400	457,564
Redding, 5.625%, 10/15/19	650	770,016
Stamford, 4.00%, 7/1/25	370	406,867
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,478,073
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	975,266
Wilton, 5.25%, 7/15/18	535	603,277
Wilton, 5.25%, 7/15/19	535	621,889

		$17,050,390

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.0%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,098,050
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,117,730
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,096,020
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,695,773
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,212,340

		$6,219,913

Industrial Development Revenue — 8.2%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,755,197
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20(1)	4,500	4,542,750

		$7,297,947

Insured – Education — 18.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,493,465
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,621,274
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,103,859
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,785,775
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	549,090
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	5,985,525

		$16,538,988

Insured – Escrowed / Prerefunded — 2.4%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	$1,000	$1,121,810
University of Connecticut, (NPFG), Prerefunded to 2/15/16, 5.00%, 2/15/24	1,000	1,025,760

		$2,147,570

Insured – General Obligations — 6.5%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,647,285
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,171,170
Hartford, (AGC), 5.00%, 8/15/28	500	553,105

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	$500	$576,565
Hartford, (AGM), 5.00%, 4/1/31	440	492,233
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	222,131
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,151,410

		$5,813,899

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$134,280

		$134,280

Insured – Transportation — 6.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,728,166
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,668,432

		$5,396,598

Insured – Water and Sewer — 6.2%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,221,374
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,306,236

		$5,527,610

Senior Living / Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,026,310

		$1,026,310

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,284,160
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	149,467
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	166,638

		$2,600,265

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,020,630

		$1,020,630

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.6%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,138,620
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,682,880
Stamford, (Water Pollution Control System), 5.00%, 9/15/29(2)	200	237,380
Stamford, (Water Pollution Control System), 5.00%, 9/15/30(2)	125	147,639

		$3,206,519

Total Tax-Exempt Investments — 97.8% (identified cost $81,063,665)		$87,320,647

Other Assets, Less Liabilities — 2.2%		$1,984,342

Net Assets — 100.0%		$89,304,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 40.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 20.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

21	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 96.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,313,140

		$2,313,140

Education — 13.1%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,084,490
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,658,595
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,114,990
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	307,476
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	337,953
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	600,331
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,117,851
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,113,720
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,562,600
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,573,440
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,650,072
University of Minnesota, 5.00%, 12/1/36	500	576,395
University of Minnesota, 5.125%, 4/1/34	1,000	1,122,850
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,043,350

		$15,864,113

Electric Utilities — 6.3%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,316,363
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	400,379
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	531,110
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	285,070
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	284,008
Minnesota Municipal Power Agency, Series 2005, 5.00%, 10/1/35	645	649,367
Minnesota Municipal Power Agency, Series 2014A, 5.00%, 10/1/35	200	226,866
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,049,260
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	776,407
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,138,990

		$7,657,820

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 7.3%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$408,605
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	742,395
Minnesota Municipal Power Agency, Prerefunded to 10/1/15, 5.00%, 10/1/35	855	861,447
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,140,840
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,139,140
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,175,030
St. Paul Housing and Redevelopment Authority, (HealthEast), Prerefunded to 11/15/15, 6.00%, 11/15/35	750	762,405
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,591,875

		$8,821,737

General Obligations — 26.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,212,440
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,077,080
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	166,411
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,229,740
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,166,060
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	538,705
Duluth, 5.00%, 2/1/34	2,000	2,159,800
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,112,140
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,207,120
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,575,435
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,391,275
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,132,000
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,174,200
Minnesota, 5.00%, 6/1/21	1,155	1,283,713
Minnesota, 5.00%, 8/1/22	1,000	1,137,220
Minnesota, 5.00%, 10/1/27	1,970	2,317,153
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	195,449
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	861,031
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	35,923
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	554,080
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	559,425
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,176,240

22	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
St. Paul Independent School District No. 625, 4.00%, 2/1/25	$1,000	$1,086,410
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,437,488
Washington County, 3.50%, 2/1/28	1,000	1,013,050
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	809,250

		$31,608,838

Health Care – Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,032,050

		$1,032,050

Hospital — 7.8%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,116,870
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,061,380
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,120,770
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,735,065
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,100,820
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,128,630
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,142,300

		$9,405,835

Housing — 3.4%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$740	$743,959
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	710	713,515
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	455	455,241
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	60	60,230
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	430	439,129
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,656,616

		$4,068,690

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,950

		$1,000,950

Insured – Electric Utilities — 10.2%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,088,490
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,057,804
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	278,572
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,098,480

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	$9,000	$6,821,460
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,063,070

		$12,407,876

Insured – General Obligations — 2.5%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$764,967
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,186,213
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,057,330

		$3,008,510

Insured – Hospital — 4.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$825,923
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,962,304
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,109,600
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	545,295

		$5,443,122

Insured – Special Tax Revenue — 1.8%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,141,580

		$2,141,580

Insured – Transportation — 0.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$789,586

		$789,586

Lease Revenue / Certificates of Participation — 1.9%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,132,240
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	585,027
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	620,676

		$2,337,943

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.1%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$461,908
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	342,798
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	554,253

		$1,358,959

Special Tax Revenue — 4.5%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,933
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,722
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,156,440
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,158,880
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	563,705

		$5,505,680

Transportation — 1.9%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,130,270
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,122,460

		$2,252,730

Total Tax-Exempt Investments — 96.6% (identified cost $109,164,096)		$117,019,159

Other Assets, Less Liabilities — 3.4%		$4,161,273

Net Assets — 100.0%		$121,180,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 10.7% of total investments.

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.5%

Security	Principal Amount (000’s omitted)	Value

Education — 11.5%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,996,550
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,094,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/28	1,500	1,831,230
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,765,262
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	928,963
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,168,211
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,568,174

		$19,352,390

Escrowed / Prerefunded — 1.6%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,320,459
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,331,287

		$2,651,746

General Obligations — 1.4%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,202,330
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,111,280

		$2,313,610

Hospital — 9.3%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,245,222
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,332,360
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,293,411
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,116,040
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,286,219
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,379,470

		$15,652,722

Security	Principal Amount (000’s omitted)	Value

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,155,736

		$1,155,736

Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,070,562
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	289,341
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	480,611
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,979,921

		$7,820,435

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,601,587

		$3,601,587

Insured – Escrowed / Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,483,448

		$1,483,448

Insured – Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,511,869

		$3,511,869

Insured – General Obligations — 12.3%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$711,813
Bayonne, (AGM), 5.00%, 8/1/26	865	991,039
Egg Harbor Township, (BAM), 5.00%, 2/1/23	1,085	1,282,524
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,321,533
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,300,684
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,083,413
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,025,025
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,919,981
Irvington Township, (AGM), 5.00%, 7/15/31	250	279,837
Jackson Township School District, (NPFG), 2.50%, 6/15/27(1)	4,385	4,126,417

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Paterson, (BAM), 5.00%, 1/15/26	$1,000	$1,101,730
Trenton, (BAM), 5.00%, 12/1/26(2)	500	567,910

		$20,711,906

Insured – Hospital — 2.2%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,740,389

		$3,740,389

Insured – Industrial Development Revenue — 3.6%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,122,347

		$6,122,347

Insured – Lease Revenue / Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$741,286
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,111,670

		$1,852,956

Insured – Special Tax Revenue — 11.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,137,183
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,370,180
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,598,008
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,219,841
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	218,427

		$18,543,639

Insured – Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,830	$4,160,223

		$4,160,223

Insured – Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,225,144
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	958,086

		$3,183,230

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	$1,000	$1,026,300
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	2,205	2,274,105
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	916,166
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,919,890

		$9,136,461

Other Revenue — 2.1%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,646,630

		$3,646,630

Senior Living / Life Care — 5.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,397,200
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,308,964
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,964,238
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,336,650
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,578,233

		$9,585,285

Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$309,078
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	536,482
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,459,996

		$2,305,556

Student Loan — 4.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.233%, 6/1/36(3)	$55	$54,660
New Jersey Higher Education Student Assistance Authority, (AMT), 1.233%, 6/1/36(3)(4)(5)	7,375	7,329,378

		$7,384,038

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 10.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,308,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,690	1,798,498
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,768,600
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	4,270	4,803,750
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,374,651
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,905	3,516,851
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,068,640

		$17,639,390

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,950	$3,962,561

		$3,962,561

Total Tax-Exempt Municipal Securities — 100.5% (identified cost $155,942,639)		$169,518,154

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%
AHS Hospital Corp., 5.024%, 7/1/45	$970	$996,577

Total Corporate Bonds & Notes — 0.6% (identified cost $970,000)		$996,577

Total Investments — 101.1% (identified cost $156,912,639)		$170,514,731

Other Assets, Less Liabilities — (1.1)%		$(1,840,676)

Net Assets — 100.0%		$168,674,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 39.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 9.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,429,378.

27	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 104.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,196,293

		$1,196,293

Education — 11.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,234,583
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,092,390
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,106,050
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,290,820
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,658,415
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	305,087
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/27	600	712,296
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,063,333
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,265,420
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,705,275
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,854,025
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,596,976
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,758,850

		$24,643,520

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,016,240

		$2,016,240

Escrowed / Prerefunded — 4.7%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$179,720
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	9,000	10,351,710

		$10,531,430

Security	Principal Amount (000’s omitted)	Value

General Obligations — 6.7%
Chartiers Valley School District, 5.00%, 10/15/35	$1,000	$1,128,630
Chester County, 5.00%, 7/15/27	1,000	1,134,740
Chester County, 5.00%, 7/15/28	410	464,739
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,033,450
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,269,499
Montgomery County, 4.375%, 12/1/31	1,840	1,942,525
Owen J. Roberts School District, 5.00%, 5/15/28	535	614,324
Pennsylvania, 5.00%, 8/15/25	2,000	2,362,400

		$14,950,307

Hospital — 12.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,344,910
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,207,217
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,838,779
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,087,990
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,395,396
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,060,770
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,758,077
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,504,865
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,079,980
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,820,172
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	214,854
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,791,210

		$28,104,220

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,321,512
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,147,850
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,526,160

		$3,995,522

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,275,160
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,391,242

		$4,666,402

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,350,023
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	310,539

		$1,660,562

Insured – Escrowed / Prerefunded — 15.6%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,749,137
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,378,350
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,435,370
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,366,490
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,156,433
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,794,474
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), Prerefunded to 6/15/16, 5.00%, 6/15/23	2,500	2,602,625
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,113,777
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,595,880
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,429,105
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,326,443
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,976,262

		$34,924,346

Insured – General Obligations — 16.6%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,230,195
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	116,435
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,135,724
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,065,029

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	$1,500	$1,699,305
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,717,968
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,356,520
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,829,180
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,751,016
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,669,294
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,054,127
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,180,060
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,513,840
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	847,380
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	722,970
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	934,571
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,104,940
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,243
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	756,415
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,136,510
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,227,560
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,151,440

		$37,266,722

Insured – Hospital — 4.4%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,509,040
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,413,853

		$9,922,893

Insured – Lease Revenue / Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,106,190
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,519,312
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,910,043

		$12,535,545

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,303,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	197,246

		$2,501,206

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,104,775
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,504,830

		$7,609,605

Insured – Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,146,790
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,067,151

		$3,213,941

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,078,381
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,960,612

		$4,038,993

Senior Living / Life Care — 1.0%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$321,690
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	609,300
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,333,163

		$2,264,153

Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$671,025
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	316,381
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	146,441
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	913,202

		$2,047,049

Transportation — 7.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$862,040
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	458,338
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,087,263
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,857,615
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,496,663

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	$2,000	$2,202,240
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	905,555

		$15,869,714

Water and Sewer — 4.1%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,974,858
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,777,195
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,382,000
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,360,451
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,638,547

		$9,133,051

Total Tax-Exempt Municipal Securities — 104.0% (identified cost $212,098,923)		$233,091,714

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$25	$25,417

Total Taxable Municipal Securities — 0.0%(3) (identified cost $25,417)		$25,417

Total Investments — 104.0% (identified cost $212,124,340)		$233,117,131

Other Assets, Less Liabilities — (4.0)%		$(8,945,356)

Net Assets — 100.0%		$224,171,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 49.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Amount is less than 0.05%.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Assets and Liabilities

	July 31, 2015
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$57,295,312	$81,063,665	$109,164,096
Unrealized appreciation	4,570,764	6,256,982	7,855,063
Investments, at value	$61,866,076	$87,320,647	$117,019,159
Cash	$1,347,262	$1,810,931	$2,314,340
Restricted cash*	144,500	37,000	127,000
Interest receivable	370,940	692,840	1,418,162
Receivable for investments sold	—	—	500,000
Receivable for Fund shares sold	7,226	54,828	174,575
Total assets	$63,736,004	$89,916,246	$121,553,236

Liabilities
Payable for when-issued securities	$—	$383,220	$—
Payable for variation margin on open financial futures contracts	27,344	7,031	24,219
Payable for Fund shares redeemed	72,150	68,662	170,185
Distributions payable	43,159	50,240	63,461
Payable to affiliates:
Investment adviser fee	15,688	24,764	35,294
Distribution and service fees	13,030	18,574	21,821
Accrued expenses	53,478	58,766	57,824
Total liabilities	$224,849	$611,257	$372,804
Net Assets	$63,511,155	$89,304,989	$121,180,432

Sources of Net Assets
Paid-in capital	$64,140,879	$88,943,506	$117,184,374
Accumulated net realized loss	(5,370,431)	(5,834,062)	(3,865,269)
Accumulated undistributed (distributions in excess of) net investment income	241,688	(50,240)	44,830
Net unrealized appreciation	4,499,019	6,245,785	7,816,497
Net Assets	$63,511,155	$89,304,989	$121,180,432

Class A Shares
Net Assets	$47,735,954	$72,210,284	$71,598,189
Shares Outstanding	5,004,273	7,052,714	7,495,253
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$10.24	$9.55
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.02	$10.75	$10.03

Class B Shares
Net Assets	$326,308	$1,025,863	$404,492
Shares Outstanding	30,777	100,670	39,352
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.60	$10.19	$10.28

Class C Shares
Net Assets	$5,689,588	$6,739,032	$11,636,028
Shares Outstanding	536,328	660,558	1,132,737
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.61	$10.20	$10.27

Class I Shares
Net Assets	$9,759,305	$9,329,810	$37,541,723
Shares Outstanding	1,023,243	910,982	3,929,636
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$10.24	$9.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Assets and Liabilities — continued

	July 31, 2015
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$156,912,639	$212,124,340
Unrealized appreciation	13,602,092	20,992,791
Investments, at value	$170,514,731	$233,117,131
Cash	$2,244,125	$1,462,485
Restricted cash*	162,000	266,000
Interest receivable	1,108,944	1,858,315
Receivable for investments sold	745,709	—
Receivable for Fund shares sold	986,460	99,762
Total assets	$175,761,969	$236,803,693

Liabilities
Payable for floating rate notes issued	$5,900,000	$11,750,000
Payable for when-issued securities	564,060	—
Payable for variation margin on open financial futures contracts	59,375	50,781
Payable for Fund shares redeemed	256,939	392,580
Distributions payable	116,003	184,208
Payable to affiliates:
Investment adviser fee	54,051	76,569
Distribution and service fees	39,243	52,009
Interest expense and fees payable	6,522	22,770
Accrued expenses	91,721	103,001
Total liabilities	$7,087,914	$12,631,918
Net Assets	$168,674,055	$224,171,775

Sources of Net Assets
Paid-in capital	$197,745,322	$245,069,765
Accumulated net realized loss	(43,895,593)	(41,770,517)
Accumulated undistributed (distributions in excess of) net investment income	1,238,008	(39,400)
Net unrealized appreciation	13,586,318	20,911,927
Net Assets	$168,674,055	$224,171,775

Class A Shares
Net Assets	$120,659,491	$140,410,880
Shares Outstanding	13,060,509	15,769,004
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.24	$8.90
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.70	$9.34

Class B Shares
Net Assets	$—	$2,029,166
Shares Outstanding	—	220,152
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.22

Class C Shares
Net Assets	$23,141,068	$32,695,450
Shares Outstanding	2,400,369	3,545,929
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.64	$9.22

Class I Shares
Net Assets	$24,873,496	$49,036,279
Shares Outstanding	2,691,418	5,486,184
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.24	$8.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Operations

	Year Ended July 31, 2015
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$2,828,576	$3,975,694	$4,565,691
Total investment income	$2,828,576	$3,975,694	$4,565,691

Expenses
Investment adviser fee	$200,374	$312,019	$400,155
Distribution and service fees
Class A	101,684	150,835	146,306
Class B	4,360	12,246	4,138
Class C	55,211	63,365	107,302
Trustees’ fees and expenses	3,841	5,262	6,575
Custodian fee	30,229	36,110	40,742
Transfer and dividend disbursing agent fees	21,515	39,467	51,571
Legal and accounting services	49,179	56,224	42,676
Printing and postage	8,380	11,571	13,152
Registration fees	12,553	9,145	8,133
Interest expense and fees	—	24,823	—
Miscellaneous	17,784	18,417	22,878
Total expenses	$505,110	$739,484	$843,628
Deduct —
Reduction of custodian fee	$123	$252	$402
Total expense reductions	$123	$252	$402

Net expenses	$504,987	$739,232	$843,226

Net investment income	$2,323,589	$3,236,462	$3,722,465

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$198,892	$504,603	$24,514
Financial futures contracts	(339,599)	(114,223)	(419,685)
Net realized gain (loss)	$(140,707)	$390,380	$(395,171)
Change in unrealized appreciation (depreciation) —
Investments	$(381,474)	$(399,785)	$(32,194)
Financial futures contracts	(24,769)	4,874	19,536
Net change in unrealized appreciation (depreciation)	$(406,243)	$(394,911)	$(12,658)

Net realized and unrealized loss	$(546,950)	$(4,531)	$(407,829)

Net increase in net assets from operations	$1,776,639	$3,231,931	$3,314,636

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Operations — continued

	Year Ended July 31, 2015
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$7,636,567	$10,681,293
Total investment income	$7,636,567	$10,681,293

Expenses
Investment adviser fee	$667,239	$905,206
Distribution and service fees
Class A	256,465	288,801
Class B	—	24,485
Class C	226,284	316,920
Trustees’ fees and expenses	9,419	12,109
Custodian fee	53,778	63,766
Transfer and dividend disbursing agent fees	78,323	104,115
Legal and accounting services	73,361	91,723
Printing and postage	18,888	22,379
Registration fees	10,102	11,161
Interest expense and fees	39,154	73,884
Miscellaneous	21,555	29,023
Total expenses	$1,454,568	$1,943,572
Deduct —
Reduction of custodian fee	$868	$456
Total expense reductions	$868	$456

Net expenses	$1,453,700	$1,943,116

Net investment income	$6,182,867	$8,738,177

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$318,069	$(1,095,983)
Financial futures contracts	(1,782,206)	(2,604,213)
Net realized loss	$(1,464,137)	$(3,700,196)
Change in unrealized appreciation (depreciation) —
Investments	$28,822	$2,039,105
Financial futures contracts	168,645	327,084
Net change in unrealized appreciation (depreciation)	$197,467	$2,366,189

Net realized and unrealized loss	$(1,266,670)	$(1,334,007)

Net increase in net assets from operations	$4,916,197	$7,404,170

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,323,589	$3,236,462	$3,722,465
Net realized gain (loss) from investment transactions and financial futures contracts	(140,707)	390,380	(395,171)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(406,243)	(394,911)	(12,658)
Net increase in net assets from operations	$1,776,639	$3,231,931	$3,314,636
Distributions to shareholders —
From net investment income
Class A	$(1,925,706)	$(2,626,140)	$(2,352,858)
Class B	(14,004)	(35,227)	(10,745)
Class C	(176,637)	(182,248)	(278,218)
Class I	(354,196)	(361,740)	(1,055,487)
Total distributions to shareholders	$(2,470,543)	$(3,205,355)	$(3,697,308)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,214,576	$3,325,512	$12,146,951
Class B	1,444	12,854	—
Class C	650,531	955,749	2,000,326
Class I	3,529,852	2,627,754	17,389,733
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,672,901	2,166,386	2,220,093
Class B	11,052	19,894	10,603
Class C	156,241	136,897	247,364
Class I	79,795	208,391	508,159
Cost of shares redeemed
Class A	(9,282,919)	(10,314,591)	(15,906,898)
Class B	(61,867)	(215,099)	(31,633)
Class C	(846,897)	(793,779)	(1,673,746)
Class I	(2,894,674)	(3,496,534)	(6,115,150)
Net asset value of shares exchanged
Class A	175,873	234,027	109,222
Class B	(175,873)	(234,027)	(109,222)
Net increase (decrease) in net assets from Fund share transactions	$(3,769,965)	$(5,366,566)	$10,795,802

Net increase (decrease) in net assets	$(4,463,869)	$(5,339,990)	$10,413,130

Net Assets
At beginning of year	$67,975,024	$94,644,979	$110,767,302
At end of year	$63,511,155	$89,304,989	$121,180,432

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,830

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,182,867	$8,738,177
Net realized loss from investment transactions and financial futures contracts	(1,464,137)	(3,700,196)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	197,467	2,366,189
Net increase in net assets from operations	$4,916,197	$7,404,170
Distributions to shareholders —
From net investment income
Class A	$(4,593,018)	$(5,659,073)
Class B	—	(81,689)
Class C	(674,892)	(1,056,400)
Class I	(882,548)	(1,866,774)
Total distributions to shareholders	$(6,150,458)	$(8,663,936)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,063,073	$8,819,543
Class B	—	26,014
Class C	2,282,259	6,486,176
Class I	10,113,296	15,250,989
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,706,218	4,923,379
Class B	—	78,473
Class C	491,581	946,532
Class I	503,513	635,468
Cost of shares redeemed
Class A	(23,504,061)	(20,801,895)
Class B	—	(355,058)
Class C	(3,901,909)	(6,876,620)
Class I	(5,731,009)	(6,269,439)
Net asset value of shares exchanged
Class A	—	726,920
Class B	—	(726,920)
Net increase (decrease) in net assets from Fund share transactions	$(9,977,039)	$2,863,562

Net increase (decrease) in net assets	$(11,211,300)	$1,603,796

Net Assets
At beginning of year	$179,885,355	$222,567,979
At end of year	$168,674,055	$224,171,775

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,668,324	$3,711,606	$3,680,507
Net realized gain (loss) from investment transactions and financial futures contracts	(561,297)	(502,073)	43,302
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,919,002	3,608,651	4,000,628
Net increase in net assets from operations	$5,026,029	$6,818,184	$7,724,437
Distributions to shareholders —
From net investment income
Class A	$(2,060,201)	$(3,103,261)	$(2,495,977)
Class B	(22,002)	(46,673)	(19,230)
Class C	(201,900)	(189,884)	(289,617)
Class I	(292,297)	(342,830)	(862,944)
Total distributions to shareholders	$(2,576,400)	$(3,682,648)	$(3,667,768)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,900,723	$4,125,148	$13,153,082
Class B	1,643	15,228	—
Class C	681,079	1,149,219	1,914,150
Class I	4,549,745	3,866,354	19,685,506
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,768,461	2,529,934	2,345,420
Class B	18,196	27,839	18,280
Class C	181,276	139,207	251,141
Class I	47,767	173,553	162,563
Cost of shares redeemed
Class A	(9,128,459)	(21,490,066)	(22,608,101)
Class B	(220,314)	(148,448)	(138,984)
Class C	(3,021,243)	(1,822,903)	(3,757,092)
Class I	(2,575,182)	(2,788,873)	(16,237,761)
Net asset value of shares exchanged
Class A	58,857	147,120	216,980
Class B	(58,857)	(147,120)	(216,980)
Net decrease in net assets from Fund share transactions	$(4,796,308)	$(14,223,808)	$(5,211,796)

Net decrease in net assets	$(2,346,679)	$(11,088,272)	$(1,155,127)

Net Assets
At beginning of year	$70,321,703	$105,733,251	$111,922,429
At end of year	$67,975,024	$94,644,979	$110,767,302

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,975)	$(60,684)	$44,831

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,837,361	$9,017,943
Net realized gain from investment transactions and financial futures contracts	2,807,912	203,895
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,865,340	4,449,117
Net increase in net assets from operations	$12,510,613	$13,670,955
Distributions to shareholders —
From net investment income
Class A	$(5,406,774)	$(6,293,812)
Class B	—	(127,373)
Class C	(742,678)	(1,118,889)
Class I	(675,037)	(1,419,925)
Total distributions to shareholders	$(6,824,489)	$(8,959,999)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,893,718	$9,685,291
Class B	—	52,980
Class C	4,205,184	4,008,418
Class I	13,530,237	17,388,526
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,391,583	5,451,719
Class B	—	119,630
Class C	528,064	985,754
Class I	314,999	474,908
Cost of shares redeemed
Class A	(28,927,439)	(28,019,692)
Class B	—	(877,472)
Class C	(6,810,939)	(7,396,419)
Class I	(7,714,891)	(8,241,138)
Net asset value of shares exchanged
Class A	—	876,255
Class B	—	(876,255)
Net decrease in net assets from Fund share transactions	$(11,589,484)	$(6,367,495)

Net decrease in net assets	$(5,903,360)	$(1,656,539)

Net Assets
At beginning of year	$185,788,715	$224,224,518
At end of year	$179,885,355	$222,567,979

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.650	$9.300	$10.030	$9.280	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.346	$0.378	$0.374	$0.404	$0.429
Net realized and unrealized gain (loss)	(0.088)	0.337	(0.741)	0.736	(0.133)

Total income (loss) from operations	$0.258	$0.715	$(0.367)	$1.140	$0.296

Less Distributions
From net investment income	$(0.368)	$(0.365)	$(0.363)	$(0.387)	$(0.416)
Tax return of capital	—	—	—	(0.003)	—

Total distributions	$(0.368)	$(0.365)	$(0.363)	$(0.390)	$(0.416)

Net asset value — End of year	$9.540	$9.650	$9.300	$10.030	$9.280

Total Return(2)	2.67%	7.84%	(3.82)%	12.51%	3.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,736	$52,491	$54,949	$62,591	$67,029
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.73%	0.74%	0.74%	0.75%
Interest and fee expense(4)	—	0.03%	0.02%	0.02%	0.02%
Total expenses(3)	0.72%	0.76%	0.76%	0.76%	0.77%
Net investment income	3.56%	4.01%	3.77%	4.17%	4.65%
Portfolio Turnover	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Arizona Fund — Class B
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.720	$10.330	$11.140	$10.310	$10.440

Income (Loss) From Operations
Net investment income(1)	$0.294	$0.343	$0.334	$0.368	$0.398
Net realized and unrealized gain (loss)	(0.086)	0.374	(0.823)	0.815	(0.143)

Total income (loss) from operations	$0.208	$0.717	$(0.489)	$1.183	$0.255

Less Distributions
From net investment income	$(0.328)	$(0.327)	$(0.321)	$(0.350)	$(0.385)
Tax return of capital	—	—	—	(0.003)	—

Total distributions	$(0.328)	$(0.327)	$(0.321)	$(0.353)	$(0.385)

Net asset value — End of year	$10.600	$10.720	$10.330	$11.140	$10.310

Total Return(2)	1.93%	7.05%	(4.53)%	11.64%	2.55%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$326	$555	$789	$1,451	$1,693
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.48%	1.49%	1.49%	1.50%
Interest and fee expense(4)	—	0.03%	0.02%	0.02%	0.02%
Total expenses(3)	1.47%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.72%	3.28%	3.02%	3.42%	3.88%
Portfolio Turnover	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.730	$10.340	$11.150	$10.320	$10.450

Income (Loss) From Operations
Net investment income(1)	$0.305	$0.343	$0.333	$0.366	$0.400
Net realized and unrealized gain (loss)	(0.097)	0.374	(0.822)	0.817	(0.144)

Total income (loss) from operations	$0.208	$0.717	$(0.489)	$1.183	$0.256

Less Distributions
From net investment income	$(0.328)	$(0.327)	$(0.321)	$(0.350)	$(0.386)
Tax return of capital	—	—	—	(0.003)	—

Total distributions	$(0.328)	$(0.327)	$(0.321)	$(0.353)	$(0.386)

Net asset value — End of year	$10.610	$10.730	$10.340	$11.150	$10.320

Total Return(2)	1.93%	7.05%	(4.52)%	11.63%	2.55%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,690	$5,792	$7,733	$9,602	$7,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.48%	1.49%	1.49%	1.50%
Interest and fee expense(4)	—	0.03%	0.02%	0.02%	0.02%
Total expenses(3)	1.47%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.83%	3.28%	3.01%	3.39%	3.91%
Portfolio Turnover	8%	4%	14%	8%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$9.640	$9.300	$10.020	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.368 (2)	$0.396 (2)	$0.392 (2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	(0.081)	0.328	(0.729)	0.736	(0.134)

Total income (loss) from operations	$0.287	$0.724	$(0.337)	$1.159	$0.299

Less Distributions
From net investment income	$(0.387)	$(0.384)	$(0.383)	$(0.406)	$(0.429)
Tax return of capital	—	—	—	(0.003)	—

Total distributions	$(0.387)	$(0.384)	$(0.383)	$(0.409)	$(0.429)

Net asset value — End of period	$9.540	$9.640	$9.300	$10.020	$9.270

Total Return(3)	2.98%	7.94%	(3.53)%	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,759	$9,136	$6,852	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.52%	0.53%	0.54%	0.54%	0.55	%(6)
Interest and fee expense(7)	—	0.03%	0.02%	0.02%	0.02	%(6)
Total expenses(5)	0.52%	0.56%	0.56%	0.56%	0.57	%(6)
Net investment income	3.79%	4.20%	3.95%	4.35%	4.65	%(6)
Portfolio Turnover	8%	4%	14%	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended July 31, 2011.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.240	$9.890	$10.750	$10.050	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.364	$0.386	$0.383	$0.415	$0.434
Net realized and unrealized gain (loss)	(0.004)	0.347	(0.862)	0.700	(0.154)

Total income (loss) from operations	$0.360	$0.733	$(0.479)	$1.115	$0.280

Less Distributions
From net investment income	$(0.360)	$(0.383)	$(0.379)	$(0.412)	$(0.430)
Tax return of capital	—	—	(0.002)	(0.003)	—

Total distributions	$(0.360)	$(0.383)	$(0.381)	$(0.415)	$(0.430)

Net asset value — End of year	$10.240	$10.240	$9.890	$10.750	$10.050

Total Return(2)	3.53%	7.56%	(4.62)%	11.29%	2.85%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,210	$76,772	$88,850	$101,699	$99,007
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.71%	0.73%	0.75%	0.75%
Interest and fee expense(4)	0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(3)	0.75%	0.78%	0.78%	0.80%	0.80%
Net investment income	3.52%	3.87%	3.62%	3.98%	4.34%
Portfolio Turnover	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class B
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.190	$9.850	$10.700	$10.000	$10.160

Income (Loss) From Operations
Net investment income(1)	$0.285	$0.309	$0.303	$0.336	$0.356
Net realized and unrealized gain (loss)	(0.004)	0.337	(0.853)	0.699	(0.163)

Total income (loss) from operations	$0.281	$0.646	$(0.550)	$1.035	$0.193

Less Distributions
From net investment income	$(0.281)	$(0.306)	$(0.299)	$(0.333)	$(0.353)
Tax return of capital	—	—	(0.001)	(0.002)	—

Total distributions	$(0.281)	$(0.306)	$(0.300)	$(0.335)	$(0.353)

Net asset value — End of year	$10.190	$10.190	$9.850	$10.700	$10.000

Total Return(2)	2.76%	6.67%	(5.28)%	10.49%	1.98%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,026	$1,439	$1,642	$2,576	$2,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.46%	1.49%	1.50%	1.51%
Interest and fee expense(4)	0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(3)	1.50%	1.53%	1.54%	1.55%	1.56%
Net investment income	2.77%	3.11%	2.87%	3.24%	3.57%
Portfolio Turnover	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.200	$9.860	$10.710	$10.010	$10.170

Income (Loss) From Operations
Net investment income(1)	$0.285	$0.310	$0.302	$0.335	$0.357
Net realized and unrealized gain (loss)	(0.003)	0.337	(0.852)	0.700	(0.163)

Total income (loss) from operations	$0.282	$0.647	$(0.550)	$1.035	$0.194

Less Distributions
From net investment income	$(0.282)	$(0.307)	$(0.299)	$(0.333)	$(0.354)
Tax return of capital	—	—	(0.001)	(0.002)	—

Total distributions	$(0.282)	$(0.307)	$(0.300)	$(0.335)	$(0.354)

Net asset value — End of year	$10.200	$10.200	$9.860	$10.710	$10.010

Total Return(2)	2.76%	6.67%	(5.27)%	10.49%	1.98%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,739	$6,447	$6,787	$7,766	$6,516
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.46%	1.48%	1.50%	1.50%
Interest and fee expense(4)	0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(3)	1.50%	1.53%	1.53%	1.55%	1.55%
Net investment income	2.77%	3.11%	2.86%	3.22%	3.58%
Portfolio Turnover	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.240	$9.890	$10.760	$10.050	$10.210

Income (Loss) From Operations
Net investment income	$0.385 (1)	$0.406 (1)	$0.404 (1)	$0.438	$0.455 (1)
Net realized and unrealized gain (loss)	(0.004)	0.347	(0.872)	0.708	(0.165)

Total income (loss) from operations	$0.381	$0.753	$(0.468)	$1.146	$0.290

Less Distributions
From net investment income	$(0.381)	$(0.403)	$(0.400)	$(0.433)	$(0.450)
Tax return of capital	—	—	(0.002)	(0.003)	—

Total distributions	$(0.381)	$(0.403)	$(0.402)	$(0.436)	$(0.450)

Net asset value — End of year	$10.240	$10.240	$9.890	$10.760	$10.050

Total Return(2)	3.74%	7.78%	(4.52)%	11.61%	2.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,330	$9,987	$8,454	$10,701	$5,283
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.51%	0.53%	0.54%	0.56%
Interest and fee expense(4)	0.03%	0.07%	0.05%	0.05%	0.05%
Total expenses(3)	0.55%	0.58%	0.58%	0.59%	0.61%
Net investment income	3.71%	4.05%	3.82%	4.11%	4.55%
Portfolio Turnover	2%	6%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.580	$9.230	$9.760	$9.160	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.319	$0.306	$0.341	$0.373
Net realized and unrealized gain (loss)	(0.033)	0.349	(0.533)	0.598	(0.123)

Total income (loss) from operations	$0.279	$0.668	$(0.227)	$0.939	$0.250

Less Distributions
From net investment income	$(0.309)	$(0.318)	$(0.303)	$(0.339)	$(0.370)

Total distributions	$(0.309)	$(0.318)	$(0.303)	$(0.339)	$(0.370)

Net asset value — End of year	$9.550	$9.580	$9.230	$9.760	$9.160

Total Return(2)	2.94%	7.36%	(2.43)%	10.41%	2.80%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,598	$73,246	$77,456	$86,725	$78,909
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.71%	0.71%	0.72%	0.72%	0.74%
Net investment income	3.24%	3.40%	3.15%	3.59%	4.10%
Portfolio Turnover	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class B
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.310	$9.930	$10.500	$9.860	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.258	$0.268	$0.251	$0.295	$0.327
Net realized and unrealized gain (loss)	(0.033)	0.378	(0.573)	0.633	(0.132)

Total income (loss) from operations	$0.225	$0.646	$(0.322)	$0.928	$0.195

Less Distributions
From net investment income	$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Total distributions	$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Net asset value — End of year	$10.280	$10.310	$9.930	$10.500	$9.860

Total Return(2)	2.19%	6.59%	(3.15)%	9.53%	2.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$404	$535	$846	$1,323	$1,882
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.46%	1.47%	1.47%	1.47%	1.50%
Net investment income	2.49%	2.66%	2.40%	2.89%	3.33%
Portfolio Turnover	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.300	$9.920	$10.490	$9.850	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.257	$0.268	$0.250	$0.289	$0.327
Net realized and unrealized gain (loss)	(0.032)	0.378	(0.572)	0.639	(0.132)

Total income (loss) from operations	$0.225	$0.646	$(0.322)	$0.928	$0.195

Less Distributions
From net investment income	$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Total distributions	$(0.255)	$(0.266)	$(0.248)	$(0.288)	$(0.325)

Net asset value — End of year	$10.270	$10.300	$9.920	$10.490	$9.850

Total Return(2)	2.19%	6.60%	(3.16)%	9.54%	2.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,636	$11,098	$12,298	$12,955	$11,116
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.46%	1.47%	1.47%	1.47%	1.50%
Net investment income	2.48%	2.66%	2.39%	2.83%	3.34%
Portfolio Turnover	2%	4%	5%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$9.580	$9.230	$9.760	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.330 (2)	$0.337 (2)	$0.325 (2)	$0.358	$0.385
Net realized and unrealized gain (loss)	(0.031)	0.349	(0.532)	0.600	(0.130)

Total income (loss) from operations	$0.299	$0.686	$(0.207)	$0.958	$0.255

Less Distributions
From net investment income	$(0.329)	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Total distributions	$(0.329)	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Net asset value — End of period	$9.550	$9.580	$9.230	$9.760	$9.160

Total Return(3)	3.15%	7.57%	(2.23)%	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,542	$25,888	$21,323	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.51%	0.51%	0.52%	0.52%	0.54	%(6)
Net investment income	3.43%	3.60%	3.35%	3.54%	4.28	%(6)
Portfolio Turnover	2%	4%	5%	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.310	$9.010	$9.580	$8.830	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.337	$0.357	$0.382	$0.396	$0.444
Net realized and unrealized gain (loss)	(0.072)	0.299	(0.570)	0.748	(0.393)

Total income (loss) from operations	$0.265	$0.656	$(0.188)	$1.144	$0.051

Less Distributions
From net investment income	$(0.335)	$(0.356)	$(0.382)	$(0.394)	$(0.441)

Total distributions	$(0.335)	$(0.356)	$(0.382)	$(0.394)	$(0.441)

Net asset value — End of year	$9.240	$9.310	$9.010	$9.580	$8.830

Total Return(2)	2.86%	7.43%	(2.12)%	13.24%	0.65%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,659	$135,265	$146,499	$173,054	$171,001
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.74%	0.75%	0.76%	0.79%
Interest and fee expense(4)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(3)	0.75%	0.77%	0.82%	0.83%	0.91%
Net investment income	3.60%	3.92%	3.98%	4.31%	5.00%
Portfolio Turnover	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.710	$9.400	$9.990	$9.210	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.278	$0.300	$0.323	$0.340	$0.394
Net realized and unrealized gain (loss)	(0.072)	0.310	(0.590)	0.780	(0.413)

Total income (loss) from operations	$0.206	$0.610	$(0.267)	$1.120	$(0.019)

Less Distributions
From net investment income	$(0.276)	$(0.300)	$(0.323)	$(0.340)	$(0.391)

Total distributions	$(0.276)	$(0.300)	$(0.323)	$(0.340)	$(0.391)

Net asset value — End of year	$9.640	$9.710	$9.400	$9.990	$9.210

Total Return(2)	2.13%	6.59%	(2.81)%	12.37%	(0.13)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,141	$24,442	$25,796	$28,066	$24,768
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%	1.50%	1.51%	1.54%
Interest and fee expense(4)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(3)	1.50%	1.52%	1.57%	1.58%	1.66%
Net investment income	2.85%	3.16%	3.23%	3.55%	4.25%
Portfolio Turnover	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.310	$9.010	$9.580	$8.830	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.355	$0.372	$0.401	$0.412	$0.463
Net realized and unrealized gain (loss)	(0.071)	0.302	(0.570)	0.751	(0.394)

Total income (loss) from operations	$0.284	$0.674	$(0.169)	$1.163	$0.069

Less Distributions
From net investment income	$(0.354)	$(0.374)	$(0.401)	$(0.413)	$(0.459)

Total distributions	$(0.354)	$(0.374)	$(0.401)	$(0.413)	$(0.459)

Net asset value — End of year	$9.240	$9.310	$9.010	$9.580	$8.830

Total Return(2)	3.07%	7.64%	(1.93)%	13.46%	0.85%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,873	$20,179	$13,493	$10,922	$7,419
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.53%	0.55%	0.56%	0.59%
Interest and fee expense(4)	0.02%	0.03%	0.07%	0.07%	0.12%
Total expenses(3)	0.55%	0.56%	0.62%	0.63%	0.71%
Net investment income	3.80%	4.07%	4.18%	4.47%	5.21%
Portfolio Turnover	8%	16%	6%	15%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.950	$8.750	$9.170	$8.800	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.355	$0.375	$0.369	$0.380	$0.437
Net realized and unrealized gain (loss)	(0.053)	0.197	(0.423)	0.370	(0.262)

Total income (loss) from operations	$0.302	$0.572	$(0.054)	$0.750	$0.175

Less Distributions
From net investment income	$(0.352)	$(0.372)	$(0.366)	$(0.380)	$(0.435)

Total distributions	$(0.352)	$(0.372)	$(0.366)	$(0.380)	$(0.435)

Net asset value — End of year	$8.900	$8.950	$8.750	$9.170	$8.800

Total Return(2)	3.41%	6.68%	(0.70)%	8.70%	2.07%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$140,411	$147,461	$156,219	$179,909	$175,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.75%	0.74%	0.76%	0.77%	0.80%
Interest and fee expense(4)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(3)	0.78%	0.78%	0.81%	0.82%	0.90%
Net investment income	3.95%	4.25%	4.01%	4.25%	4.97%
Portfolio Turnover	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.270	$9.060	$9.490	$9.110	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.298	$0.321	$0.310	$0.326	$0.384
Net realized and unrealized gain (loss)	(0.053)	0.206	(0.432)	0.377	(0.272)

Total income (loss) from operations	$0.245	$0.527	$(0.122)	$0.703	$0.112

Less Distributions
From net investment income	$(0.295)	$(0.317)	$(0.308)	$(0.323)	$(0.382)

Total distributions	$(0.295)	$(0.317)	$(0.308)	$(0.323)	$(0.382)

Net asset value — End of year	$9.220	$9.270	$9.060	$9.490	$9.110

Total Return(2)	2.66%	5.92%	(1.39)%	7.86%	1.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,029	$3,012	$4,517	$7,255	$10,191
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.50%	1.50%	1.52%	1.52%	1.56%
Interest and fee expense(4)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(3)	1.53%	1.54%	1.57%	1.57%	1.66%
Net investment income	3.20%	3.51%	3.26%	3.52%	4.22%
Portfolio Turnover	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.270	$9.060	$9.490	$9.110	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.298	$0.319	$0.310	$0.324	$0.384
Net realized and unrealized gain (loss)	(0.053)	0.208	(0.432)	0.380	(0.271)

Total income (loss) from operations	$0.245	$0.527	$(0.122)	$0.704	$0.113

Less Distributions
From net investment income	$(0.295)	$(0.317)	$(0.308)	$(0.324)	$(0.383)

Total distributions	$(0.295)	$(0.317)	$(0.308)	$(0.324)	$(0.383)

Net asset value — End of year	$9.220	$9.270	$9.060	$9.490	$9.110

Total Return(2)	2.66%	5.92%	(1.39)%	7.86%	1.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,695	$32,342	$34,045	$38,268	$36,409
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.50%	1.49%	1.51%	1.52%	1.55%
Interest and fee expense(4)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(3)	1.53%	1.53%	1.56%	1.57%	1.65%
Net investment income	3.20%	3.49%	3.26%	3.49%	4.21%
Portfolio Turnover	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$8.990	$8.790	$9.200	$8.830	$9.100

Income (Loss) From Operations
Net investment income(1)	$0.375	$0.393	$0.388	$0.400	$0.456
Net realized and unrealized gain (loss)	(0.053)	0.198	(0.412)	0.369	(0.271)

Total income (loss) from operations	$0.322	$0.591	$(0.024)	$0.769	$0.185

Less Distributions
From net investment income	$(0.372)	$(0.391)	$(0.386)	$(0.399)	$(0.455)

Total distributions	$(0.372)	$(0.391)	$(0.386)	$(0.399)	$(0.455)

Net asset value — End of year	$8.940	$8.990	$8.790	$9.200	$8.830

Total Return(2)	3.62%	6.88%	(0.37)%	8.91%	2.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,036	$39,754	$29,443	$29,484	$30,082
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.55%	0.54%	0.56%	0.57%	0.60%
Interest and fee expense(4)	0.03%	0.04%	0.05%	0.05%	0.10%
Total expenses(3)	0.58%	0.58%	0.61%	0.62%	0.70%
Net investment income	4.15%	4.43%	4.21%	4.45%	5.16%
Portfolio Turnover	5%	4%	12%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$5,900,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.17	0.03 - 0.17
Collateral for Floating Rate Notes Outstanding	$7,329,378	$17,871,022

For the year ended July 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$3,594,521	$6,349,932	$11,750,000
Average Interest Rate	0.69%	0.62%	0.63%

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Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2015.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of July 31, 2015, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015, if any, were restructured by the required compliance date. Legal and restructuring fees incurred in connection with the restructuring of residual bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31, 2015
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,470,543	$3,205,355	$3,697,076	$6,131,834	$8,663,830
Ordinary income	$—	$—	$232	$18,624	$106

	Year Ended July 31, 2014
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,576,306	$3,682,490	$3,655,701	$6,796,445	$8,938,451
Ordinary income	$94	$158	$12,067	$28,044	$21,548

During the year ended July 31, 2015, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount and premium amortization.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$—	$(10,443)	$—	$—	$—
Accumulated net realized loss	$(433,617)	$31,106	$25,158	$32,409	$74,241
Accumulated undistributed (distributions in excess of) net investment income	$433,617	$(20,663)	$(25,158)	$(32,409)	$(74,241)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$284,847	$—	$108,291	$1,354,011	$144,808
Capital loss carryforward and deferred capital losses	$(5,518,732)	$(6,094,922)	$(4,148,538)	$(44,014,552)	$(42,574,476)
Net unrealized appreciation	$4,647,320	$6,506,645	$8,099,766	$13,705,277	$21,715,886
Other temporary differences	$(43,159)	$(50,240)	$(63,461)	$(116,003)	$(184,208)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, residual interest bonds, accretion of market discount, premium amortization and the timing of recognizing distributions to shareholders.

At July 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred.

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Notes to Financial Statements — continued

Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2016	$160,306	$329,657	$410,833	$3,716,712	$1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$4,629,400	$4,064,771	$3,224,086	$34,453,173	$27,697,785

Deferred capital losses:
Short-term	$378,264	$1,332,800	$548,275	$3,924,711	$5,174,042
Long-term	$511,068	$697,351	$376,177	$5,636,668	$9,702,649

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$57,218,756	$80,814,002	$108,919,393	$150,909,454	$199,651,246

Gross unrealized appreciation	$4,807,717	$6,547,874	$8,389,745	$14,027,787	$23,518,867
Gross unrealized depreciation	(160,397)	(41,229)	(289,979)	(322,510)	(1,802,981)

Net unrealized appreciation	$4,647,320	$6,506,645	$8,099,766	$13,705,277	$21,715,886

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

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For the year ended July 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$200,374	$312,019	$400,155	$667,239	$905,206
Effective Annual Rate	0.30%	0.33%	0.35%	0.38%	0.40%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2015 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$2,723	$5,376	$5,840	$8,865	$11,855
EVD’s Class A Sales Charges	$9,053	$7,542	$10,653	$17,300	$23,839

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$101,684	$150,835	$146,306	$256,465	$288,801

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$3,442	$9,668	$3,267	$—	$19,330
Class C Distribution Fees	$43,588	$50,025	$84,712	$178,645	$250,200

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the

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maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2015 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$918	$2,578	$871	$—	$5,155
Class C Service Fees	$11,623	$13,340	$22,590	$47,639	$66,720

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended July 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$600	$—	$50
Class B	$—	$3,300	$500	$—	$1,100
Class C	$100	$600	$1,200	$900	$4,500

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2015 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$5,081,926	$1,553,770	$11,325,489	$14,918,970	$15,272,067
Sales	$9,662,777	$9,918,625	$2,595,254	$19,493,996	$11,936,321

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7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	329,780	134	60,181	364,036
Issued to shareholders electing to receive payments of distributions in Fund shares	172,397	1,025	14,479	8,228
Redemptions	(957,594)	(5,834)	(78,291)	(296,346)
Exchange from Class B shares	18,128	—	—	—
Exchange to Class A shares	—	(16,314)	—	—

Net increase (decrease)	(437,289)	(20,989)	(3,631)	75,918

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	309,014	157	64,370	479,634
Issued to shareholders electing to receive payments of distributions in Fund shares	187,270	1,736	17,284	5,047
Redemptions	(971,456)	(20,927)	(289,607)	(274,474)
Exchange from Class B shares	6,133	—	—	—
Exchange to Class A shares	—	(5,517)	—	—

Net increase (decrease)	(469,039)	(24,551)	(207,953)	210,207

Connecticut Fund
	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	321,527	1,247	92,315	254,025
Issued to shareholders electing to receive payments of distributions in Fund shares	209,219	1,930	13,270	20,112
Redemptions	(999,506)	(20,912)	(76,992)	(338,351)
Exchange from Class B shares	22,697	—	—	—
Exchange to Class A shares	—	(22,808)	—	—

Net increase (decrease)	(446,063)	(40,543)	28,593	(64,214)

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	413,874	1,527	114,377	384,350
Issued to shareholders electing to receive payments of distributions in Fund shares	252,680	2,795	13,948	17,293
Redemptions	(2,164,421)	(15,108)	(184,992)	(280,858)
Exchange from Class B shares	14,718	—	—	—
Exchange to Class A shares	—	(14,779)	—	—

Net increase (decrease)	(1,483,149)	(25,565)	(56,667)	120,785

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Minnesota Fund
	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,260,672	—	193,109	1,809,919
Issued to shareholders electing to receive payments of distributions in Fund shares	230,574	1,024	23,892	52,815
Redemptions	(1,651,551)	(3,070)	(161,356)	(634,627)
Exchange from Class B shares	11,332	—	—	—
Exchange to Class A shares	—	(10,527)	—	—

Net increase (decrease)	(148,973)	(12,573)	55,645	1,228,107

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,398,866	—	188,691	2,094,149
Issued to shareholders electing to receive payments of distributions in Fund shares	249,687	1,813	24,885	17,214
Redemptions	(2,422,671)	(13,707)	(376,051)	(1,721,009)
Exchange from Class B shares	23,024	—	—	—
Exchange to Class A shares	—	(21,395)	—	—

Net increase (decrease)	(751,094)	(33,289)	(162,475)	390,354

New Jersey Fund
	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	648,864	—	233,676	1,083,800
Issued to shareholders electing to receive payments of distributions in Fund shares	396,572	—	50,412	53,895
Redemptions	(2,516,150)	—	(399,947)	(613,261)

Net increase (decrease)	(1,470,714)	—	(115,859)	524,434

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	973,254	—	438,713	1,481,165
Issued to shareholders electing to receive payments of distributions in Fund shares	481,336	—	55,468	34,403
Redemptions	(3,183,942)	—	(721,769)	(845,729)

Net increase (decrease)	(1,729,352)	—	(227,588)	669,839

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Notes to Financial Statements — continued

Pennsylvania Fund
	Year Ended July 31, 2015
	Class A	Class B	Class C	Class I

Sales	980,101	2,794	695,771	1,687,863
Issued to shareholders electing to receive payments of distributions in Fund shares	547,289	8,419	101,626	70,393
Redemptions	(2,313,030)	(38,094)	(740,643)	(696,260)
Exchange from Class B shares	80,727	—	—	—
Exchange to Class A shares	—	(78,009)	—	—

Net increase (decrease)	(704,913)	(104,890)	56,754	1,061,996

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,095,482	5,773	438,194	1,953,989
Issued to shareholders electing to receive payments of distributions in Fund shares	617,103	13,101	107,749	53,471
Redemptions	(3,186,399)	(96,541)	(813,078)	(934,541)
Exchange from Class B shares	99,269	—	—	—
Exchange to Class A shares	—	(95,884)	—	—

Net increase (decrease)	(1,374,545)	(173,551)	(267,135)	1,072,919

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

On September 4, 2015, the Funds renewed their line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arizona	9/15	35 U.S. Long Treasury Bond	Short	$(5,386,068)	$(5,457,813)	$(71,745)
Connecticut	9/15	9 U.S. Long Treasury Bond	Short	$(1,392,241)	$(1,403,438)	$(11,197)
Minnesota	9/15	31 U.S. Long Treasury Bond	Short	$(4,795,497)	$(4,834,063)	$(38,566)
New Jersey	9/15	100 U.S. 10-Year Treasury Note	Short	$(12,727,976)	$(12,743,750)	$(15,774)
Pennsylvania	9/15	65 U.S. Long Treasury Bond	Short	$(10,055,074)	$(10,135,938)	$(80,864)

At July 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:

Futures Contracts	$(71,745	)(1)	$(11,197	)(1)	$(38,566	)(1)	$(15,774	)(1)	$(80,864	)(1)

Total	$(71,745)		$(11,197)		$(38,566)		$(15,774)		$(80,864)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2015 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(339,599	)(1)	$(114,223	)(1)	$(419,685	)(1)	$(1,782,206	)(1)	$(2,604,213	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(24,769	)(2)	$4,874	(2)	$19,536	(2)	$168,645	(2)	$327,084	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

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Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended July 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:

Futures Contracts – Short	$4,903,000	$1,630,000	$5,781,000	$30,089,000	$31,383,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,866,076	$—	$61,866,076

Total Investments	$—	$61,866,076	$—	$61,866,076

Liability Description

Futures Contracts	$(71,745)	$—	$—	$(71,745)

Total	$(71,745)	$—	$—	$(71,745)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,320,647	$—	$87,320,647

Total Investments	$—	$87,320,647	$—	$87,320,647

Liability Description

Futures Contracts	$(11,197)	$—	$—	$(11,197)

Total	$(11,197)	$—	$—	$(11,197)

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Notes to Financial Statements — continued

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$117,019,159	$—	$117,019,159

Total Investments	$—	$117,019,159	$—	$117,019,159

Liability Description

Futures Contracts	$(38,566)	$—	$—	$(38,566)

Total	$(38,566)	$—	$—	$(38,566)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$169,518,154	$—	$169,518,154
Corporate Bonds & Notes	—	996,577	—	996,577

Total Investments	$—	$170,514,731	$—	$170,514,731

Liability Description

Futures Contracts	$(15,774)	$—	$—	$(15,774)

Total	$(15,774)	$—	$—	$(15,774)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$233,091,714	$—	$233,091,714
Taxable Municipal Securities	—	25,417	—	25,417

Total Investments	$—	$233,117,131	$—	$233,117,131

Liability Description

Futures Contracts	$(80,864)	$—	$—	$(80,864)

Total	$(80,864)	$—	$—	$(80,864)

The Funds held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2015

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%
Connecticut Municipal Income Fund	100.00%
Minnesota Municipal Income Fund	99.99%
New Jersey Municipal Income Fund	99.70%
Pennsylvania Municipal Income Fund	100.00%

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including (for Eaton Vance Connecticut Municipal Income Fund) recent changes in personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers

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Board of Trustees’ Contract Approval — continued

and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

77

Eaton Vance

Municipal Income Funds

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

78

Eaton Vance

Municipal Income Funds

July 31, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

79

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

80

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

313    7.31.15

Eaton Vance Municipal Opportunities Fund Annual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Board of Trustees’ Contract Approval	28

Management and Organization	31

Important Notices	33

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on August 1, 2014, municipal bonds were well into a rally that continued for the first half of the 12-month period ended July 31, 2015. But in the second half of the period, municipal bond returns turned slightly negative as an increase in new issuance, along with modest outflows from municipal mutual funds, put downward pressure on municipal bond prices. For the period as a whole, however, municipal bonds delivered positive performance.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. Those expectations, however, were overwhelmed by events overseas. While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S Treasurys that pushed Treasury rates down in the first half of the period, with municipal bond rates following, albeit at a slower pace.

In the second half of the period, rates in the short end of the yield curve began to creep slowly upward, as investors believed the Fed was getting closer to a rate hike. Oil prices began to rebound off their lows, reviving concerns about inflation, which had dissipated as oil fell dramatically during the first half of the period. Yields on 10-year bunds, the German counterpart to U.S. Treasurys, fell to 0.07% in mid-April but began to rebound sharply later in the period, driving longer maturity Treasury rates higher. During the second half of the period, municipal bond prices fell more than Treasurys due to an increase in municipal new issue supply.

For the one-year period as a whole, the municipal yield curve flattened. Maturities shorter than eight years saw a slight rise in interest rates, while rates declined and prices rose through the rest of the curve, with longer maturities showing the strongest performance.

Fund Performance

For the fiscal year ended July 31, 2015, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 4.68%, outperforming the 3.56% return of the Fund’s benchmark, the Barclays Municipal Bond Index (the Index).²

In seeking to achieve its primary investment objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary contributor to the Fund’s outperformance versus the Index was opportunistic trading of securities across the yield curve and across various rating categories and sectors. Security selection in certain Michigan and Puerto Rico credits also helped performance versus the Index, as did an overweight and security selection in the hospital sector, which was the best-performing sector during the period. As one of the highest-yielding municipal sectors, hospital bonds saw strong demand from investors searching for yield in a historically low-yield environment, which drove up prices in the sector. An overweight and security selection in bonds rated BBB6 and below contributed to Fund performance versus the Index as well.

In contrast, some of the Fund’s more defensive holdings detracted from performance relative to the Index. Exposure to floating-rate notes hurt results versus the Index as long-term rates went down. Fund holdings at the short end of the yield curve, with maturities less than about eight years, detracted from relative performance as rates rose in that part of the curve.

The Fund’s hedging strategy also detracted slightly from performance versus the Index. Management has the ability to hedge the portfolio to various degrees against the potential risk of interest rate volatility by using primarily Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when longer-term municipal and Treasury bond prices rose, the Fund’s hedging mitigated a small portion of the Fund’s positive performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	4.68%	—	6.28%
Class A with 4.75% Maximum Sales Charge	—	—	–0.31	—	5.04
Class C at NAV	08/18/2014	05/31/2011	3.69	—	6.04
Class C with 1% Maximum Sales Charge	—	—	2.69	—	6.04
Class I at NAV	05/31/2011	05/31/2011	4.94	—	6.57
Barclays Municipal Bond Index	—	—	3.56%	4.39%	4.83%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.29%	2.04%	1.04%
Net			1.00	1.75	0.75

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			1.89%	1.14%	2.15%
Taxable-Equivalent Distribution Rate			3.34	2.01	3.80
SEC 30-day Yield			1.88	1.23	2.23
Taxable-Equivalent SEC 30-day Yield			3.33	2.17	3.93

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$12,769	N.A.
Class I	$250,000	05/31/2011	$325,956	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$986.80	$4.93	**	1.00%
Class C	$1,000.00	$983.00	$8.60	**	1.75%
Class I	$1,000.00	$987.20	$3.70	**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	**	1.00%
Class C	$1,000.00	$1,016.10	$8.75	**	1.75%
Class I	$1,000.00	$1,021.10	$3.76	**	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 84.1%

Security	Principal Amount (000’s omitted)	Value

Education — 8.2%
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	$600	$709,254
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	3,760	4,869,087
California Educational Facilities Authority, (Stanford University), 5.25%, 4/1/40	2,000	2,650,540
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,230,171
California Infrastructure and Economic Development Bank, (The Colburn School), 1.02%, Variable to 6/1/20 (Put Date), 8/1/37(1)	3,000	2,983,860
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	649,363
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	715,782
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	400	478,116
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/27	415	485,757
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,130,410
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,875,863
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	589,725
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	635,519
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,148,800
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	570,455
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	563,115
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	177,713
University of Idaho, 5.00%, 4/1/24	500	601,055
University of Massachusetts Building Authority, 5.00%, 11/1/26	2,060	2,508,792
University of Nebraska, 5.00%, 5/15/26	625	743,462

		$26,316,839

Electric Utilities — 7.5%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,333,960
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	8,075	8,140,569
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	252,790
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,801,638

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Monroe County, GA, Development Authority, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	$2,000	$2,022,940
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,753,132
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,503,900
Nebraska Public Power District, 5.00%, 1/1/24	750	899,693
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	171,533
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,013,480
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,956,876
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,001,560
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	175	193,181

		$24,045,252

Escrowed / Prerefunded — 0.0%(2)
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$75	$86,984

		$86,984

General Obligations — 18.3%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$3,000	$3,608,940
Ann Arbor, MI, Public Schools, 5.00%, 5/1/23	865	1,024,740
Ann Arbor, MI, Public Schools, 5.00%, 5/1/27	1,000	1,168,580
California, 5.00%, 10/1/23	1,000	1,218,870
California, 5.00%, 3/1/27	5,000	6,002,750
Cambridge, MA, 4.00%, 1/1/24	1,200	1,382,040
Cambridge, MA, 4.00%, 1/1/25	1,445	1,667,776
Cambridge, MA, 4.00%, 1/1/26	1,305	1,483,563
Cambridge, MA, 4.00%, 1/1/27	570	640,315
Champaign, IL, 4.00%, 12/15/24	485	556,906
Chicago Park District, IL, 5.00%, 1/1/24	500	551,955
Clackamas Community College District, OR, 0.00%, 6/15/21	770	686,694
Durand Area Schools, MI, 5.00%, 5/1/22	915	1,075,308
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,137,283
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	941,981

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	$960	$1,034,131
Grosse Pointe Farms, MI, 5.00%, 10/1/25	375	465,544
Huron School District, MI, 4.00%, 5/1/25(3)	1,115	1,257,530
Huron School District, MI, 4.00%, 5/1/26(3)	545	609,670
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/26	900	1,043,145
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,224,560
Madison, AL, 5.00%, 12/1/25	1,455	1,733,152
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,990	2,399,045
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	884,078
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,168,580
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	580,000
Mobile County, AL, 5.00%, 6/1/23	860	1,023,761
Mobile County, AL, 5.00%, 6/1/24	300	361,347
New York, NY, 5.00%, 8/1/25	1,000	1,184,040
New York, NY, 5.00%, 8/1/29	450	518,427
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	679,172
Roseville Community Schools, MI, 5.00%, 5/1/23	1,475	1,747,388
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	2,610	3,159,796
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,447,760
St. Joseph, MI, Public Schools, 5.00%, 5/1/28	1,880	2,180,800
St. Joseph, MI, Public Schools, 5.00%, 5/1/29	1,650	1,899,975
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,225,210
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	476,068
Washington, 5.00%, 7/1/26	5,000	6,017,400

		$58,468,280

Hospital — 12.9%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$113,888
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	224,808
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	160	175,829
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	119,004
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	161,795

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	$250	$267,658
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	498,754
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,633,185
Decatur, TX, Hospital Authority, (Wise Regional Health System), 4.00%, 9/1/20	225	242,575
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/21	330	368,973
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/22	150	166,185
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/23	200	220,810
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.92%, Variable to 2/1/17 (Put Date), 8/1/38(1)(4)	2,000	2,031,160
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,145,410
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.031%, Variable to 3/1/17 (Put Date), 10/1/29(1)(5)	2,700	2,739,825
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,133,440
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,848,991
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,141,510
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,026,287
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,446,029
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	131,939
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	299,512
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,564,234
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,169,520
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,120,110
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	692,664
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	554,785
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	569,305

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	$440	$513,731
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	707,130
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(5)	300	326,979
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(5)	500	539,450
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(5)	600	641,802
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(5)	450	478,359
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(5)	1,000	1,057,240
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(5)	1,100	1,157,541
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(5)	1,100	1,152,162
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(5)	1,100	1,152,162
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(5)	1,200	1,256,904
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(5)	1,000	1,045,870
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	251,575
North Carolina Medical Care Commission, (Mission Health System, Inc.), 3.125%, 10/1/30	895	852,684
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	565,945
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25	1,000	1,069,730
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	568,250
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	573,005
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	362,071
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,750	1,703,537
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,151,390
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,172

		$41,209,874

Housing — 0.8%
East Hempfield Township, PA, Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/29	$500	$538,075

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	$910	$998,288
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	439,372
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	521,579

		$2,497,314

Industrial Development Revenue — 1.8%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(5)	$250	$255,305
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	240,305
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	2,000	1,995,080
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(5)	370	374,914
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,066,560
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.77%, Variable to 12/2/19 (Put Date), 12/1/44(1)	2,000	1,975,600

		$5,907,764

Insured – Electric Utilities — 3.3%
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/26	$3,000	$3,468,690
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/28	2,000	2,269,940
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	273,274
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,338,685
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	115	106,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	585	542,143
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	360	332,745
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	114,409

		$10,446,746

Insured – General Obligations — 6.1%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$412,454
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	344,928
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	345,993
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,024,317
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,048,325
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,154,200
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,158,540

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Cambria County, PA, (BAM), 5.00%, 8/1/23	$1,500	$1,736,910
Detroit, MI, (AGC), 5.00%, 4/1/20	39	40,699
Detroit, MI, (AMBAC), 4.00%, 4/1/16	33	32,878
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	126,183
Detroit, MI, (AMBAC), 4.00%, 4/1/20	36	35,377
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	163,836
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	229,165
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,053
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,056
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,416
Los Banos, CA, Unified School District, (AGM), 5.00%, 8/1/26	2,060	2,450,782
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,830,548
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/25	890	1,003,163
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/26	925	1,030,367
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	221,876
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	858,660
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	1,000	1,050,460
Puerto Rico, (AGC), 5.00%, 7/1/34	310	294,032
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,000,267
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	495	450,202
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	409,115

		$19,553,802

Insured – Housing — 0.3%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$476,426
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	425,052

		$901,478

Insured – Other Revenue — 0.0%(2)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$106,994

		$106,994

Insured – Special Tax Revenue — 0.9%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$383,520
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,285	1,075,751

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	$180	$170,807
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	125	117,250
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,143,700

		$2,891,028

Insured – Transportation — 3.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$204,293
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,142,760
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	767,859
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,185	1,127,504
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	495	478,101
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	100,322
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,160,399
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,160	1,015,464
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,292,208
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	585	534,871
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	365,465
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	93,463
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	187,072
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,300	1,202,695

		$9,672,476

Insured – Water and Sewer — 1.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$186,895
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,546,320
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	98,723

		$4,831,938

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,154,580
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	1,500	1,796,235
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,562,320

		$6,513,135

Other Revenue — 2.9%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$570	$647,144
New Jersey Economic Development Authority, (School Facilities Construction), 0.92%, 2/1/17(1)	4,000	3,948,520
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,216,800
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.875%, Variable to 8/1/19 (Put Date), 11/1/39(1)	300	300,555
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,183

		$9,221,202

Senior Living / Life Care — 3.1%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$568,330
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/22	500	564,465
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/23	350	396,494
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/24	310	349,420
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/25	445	500,959
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	150	176,355
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/19	650	704,112
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	665,736
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	2,450	2,656,143
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	340	372,545
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,950	3,133,903

		$10,088,462

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.7%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,775,670
Baldwin County, AL, Board of Education, 5.00%, 6/1/26	2,000	2,370,740
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	50	37,693
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	75	53,150
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22	465	540,897
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	855,547
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	2,971,100

		$8,604,797

Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$556,895

		$556,895

Transportation — 8.1%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,318,600
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,279,014
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,107,740
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,385,800
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	592,430
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	292,630
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,446,788
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	810	945,691
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,184,510
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, Variable Rate to 12/15/21 (Put Date), 6/15/34(1)	1,750	1,702,592
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/24	1,600	1,853,184
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/25	1,600	1,857,936
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/27	1,000	1,137,480
Pennsylvania Turnpike Commission, 0.90%, 12/1/20(1)	1,000	997,720
Pennsylvania Turnpike Commission, 1.17%, 12/1/19(1)	500	506,860
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	226,206
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	543,075
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	537,970
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	806,955
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,557,619

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	$500	$580,315

		$25,861,115

Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$132,097
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	310,753
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,027,600

		$1,470,450

Total Tax-Exempt Municipal Securities — 84.1% (identified cost $267,774,150)		$269,252,825

Taxable Municipal Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value

Education — 0.6%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34	$2,000	$2,072,020

		$2,072,020

Electric Utilities — 0.6%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$1,954,540

		$1,954,540

General Obligations — 1.2%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,179,293
Chicago, IL, 7.75%, 1/1/42	620	612,641

		$3,791,934

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,499,760
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,578,090

		$3,077,850

Insured – General Obligations — 2.7%
Detroit, MI, (AMBAC), 4.61%, 4/1/16	$330	$324,993
Detroit, MI, (AMBAC), 4.96%, 4/1/20	1,973	1,920,438

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$6,579	$6,325,725

		$8,571,156

Total Taxable Municipal Securities — 6.1% (identified cost $18,694,647)		$19,467,500

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value

Education — 0.9%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,011,646
Northwestern University, 3.688%, 12/1/38	1,950	1,929,593

Total Corporate Bonds & Notes — 0.9% (identified cost $2,950,000)		$2,941,239

Closed-End Funds — 0.3%

Security	Shares	Value
Invesco Municipal Opportunity Trust	42,000	$529,200
Nuveen Texas Quality Income Municipal Fund	40,000	516,000

Total Closed-End Funds — 0.3% (identified cost $1,017,207)		$1,045,200

Total Investments — 91.4% (identified cost $290,436,004)		$292,706,764

Other Assets, Less Liabilities — 8.6%		$27,394,185

Net Assets — 100.0%		$320,100,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Portfolio of Investments — continued

At July 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	11.1%
Michigan	10.7%
Others, representing less than 10% individually	69.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.3% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $14,173,593 or 4.4% of the Fund’s net assets.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Statement of Assets and Liabilities

Assets	July 31, 2015
Investments, at value (identified cost, $290,436,004)	$292,706,764
Cash	23,899,747
Interest and dividends receivable	2,549,232
Receivable for investments sold	1,344,314
Receivable for Fund shares sold	2,670,852
Receivable from affiliate	36,459
Total assets	$323,207,368

Liabilities
Payable for investments purchased	$257,830
Payable for when-issued securities	1,846,333
Payable for Fund shares redeemed	593,604
Distributions payable	136,909
Payable to affiliates:
Investment adviser and administration fee	154,666
Distribution and service fees	35,316
Accrued expenses	81,761
Total liabilities	$3,106,419
Net Assets	$320,100,949

Sources of Net Assets
Paid-in capital	$318,182,174
Accumulated net realized loss	(348,202)
Accumulated distributions in excess of net investment income	(3,783)
Net unrealized appreciation	2,270,760
Net Assets	$320,100,949

Class A Shares
Net Assets	$87,416,472
Shares Outstanding	7,610,325
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.49
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.06

Class C Shares
Net Assets	$21,533,600
Shares Outstanding	1,875,805
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.48

Class I Shares
Net Assets	$211,150,877
Shares Outstanding	18,359,936
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Statement of Operations

Investment Income	Year Ended July 31, 2015
Interest	$4,849,049
Dividends	5,262
Total investment income	$4,854,311

Expenses
Investment adviser and administration fee	$1,062,542
Distribution and service fees
Class A	126,094
Class C	108,472
Trustees’ fees and expenses	11,983
Custodian fee	55,444
Transfer and dividend disbursing agent fees	71,721
Legal and accounting services	51,190
Printing and postage	23,454
Registration fees	124,664
Miscellaneous	35,218
Total expenses	$1,670,782
Deduct —
Allocation of expenses to affiliate	$98,011
Reduction of custodian fee	1,907
Total expense reductions	$99,918

Net expenses	$1,570,864

Net investment income	$3,283,447

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(282,369)
Financial futures contracts	(60,751)
Net realized loss	$(343,120)
Change in unrealized appreciation (depreciation) —
Investments	$1,252,053
Financial futures contracts	(18,226)
Net change in unrealized appreciation (depreciation)	$1,233,827

Net realized and unrealized gain	$890,707

Net increase in net assets from operations	$4,174,154

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$3,283,447	$795,057
Net realized gain (loss) on investment transactions and financial futures contracts	(343,120)	680,568
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,233,827	2,130,684
Net increase in net assets from operations	$4,174,154	$3,606,309
Distributions to shareholders —
From net investment income
Class A	$(852,694)	$(335,511)
Class C	(94,694)	—
Class I	(2,278,341)	(463,386)
From net realized gain
Class A	(27,675)	—
Class C	(4,851)	—
Class I	(50,315)	—
Total distributions to shareholders	$(3,308,570)	$(798,897)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$86,940,712	$10,286,244
Class C	23,592,889	—
Class I	222,447,652	30,334,633
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	848,288	334,676
Class C	73,971	—
Class I	1,505,370	159,625
Cost of shares redeemed
Class A	(17,394,360)	(10,782,546)
Class C	(2,087,185)	—
Class I	(55,955,970)	(5,840,669)
Net increase in net assets from Fund share transactions	$259,971,367	$24,491,963

Net increase in net assets	$260,836,951	$27,299,375

Net Assets
At beginning of year	$59,263,998	$31,964,623
At end of year	$320,100,949	$59,263,998

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(3,783)	$(495)

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Financial Highlights

	Class A
	Year Ended July 31,				Period Ended July 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$11.180	$10.240	$11.240	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.202	$0.242	$0.225	$0.257	$0.015
Net realized and unrealized gain (loss)	0.319	0.940	(0.739)	1.205	0.090

Total income (loss) from operations	$0.521	$1.182	$(0.514)	$1.462	$0.105

Less Distributions
From net investment income	$(0.202)	$(0.242)	$(0.225)	$(0.257)	$(0.015)
From net realized gain	(0.009)	—	(0.261)	(0.055)	—

Total distributions	$(0.211)	$(0.242)	$(0.486)	$(0.312)	$(0.015)

Net asset value — End of period	$11.490	$11.180	$10.240	$11.240	$10.090

Total Return(2)	4.68%	11.69%	(4.87)%	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,416	$16,715	$15,596	$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.00%	1.09%	1.10%	1.10%	1.10	%(6)
Net investment income	1.72%	2.25%	2.02%	2.36%	0.96	%(6)
Portfolio Turnover	79%	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Financial Highlights — continued

	Class C
	Period Ended July 31, 2015(1)
Net asset value — Beginning of period	$11.270

Income (Loss) From Operations
Net investment income	$0.103
Net realized and unrealized gain	0.219

Total income from operations	$0.322

Less Distributions
From net investment income	$(0.103)
From net realized gain	(0.009)

Total distributions	$(0.112)

Net asset value — End of period	$11.480

Total Return(2)	2.86	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.75	%(6)
Net investment income	0.91	%(6)
Portfolio Turnover	79	%(7)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

(7)	For the year ended July 31, 2015.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Year Ended July 31,				Period Ended July 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$11.190	$10.250	$11.250	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.232	$0.269	$0.253	$0.286	$0.018
Net realized and unrealized gain (loss)	0.319	0.939	(0.738)	1.215	0.090

Total income (loss) from operations	$0.551	$1.208	$(0.485)	$1.501	$0.108

Less Distributions
From net investment income	$(0.232)	$(0.268)	$(0.254)	$(0.286)	$(0.018)
From net realized gain	(0.009)	—	(0.261)	(0.055)	—

Total distributions	$(0.241)	$(0.268)	$(0.515)	$(0.341)	$(0.018)

Net asset value — End of period	$11.500	$11.190	$10.250	$11.250	$10.090

Total Return(2)	4.94%	11.96%	(4.62)%	15.10%	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$211,151	$42,549	$16,369	$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.75%	0.84%	0.85%	0.85%	0.85	%(6)
Net investment income	1.98%	2.44%	2.30%	2.68%	1.07	%(6)
Portfolio Turnover	79%	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2015, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31,
	2015	2014

Distributions declared from:
Tax-exempt income	$2,893,950	$761,666
Ordinary income	$383,554	$37,231
Long-term capital gains	$31,066	$—

During the year ended July 31, 2015, accumulated net realized loss was decreased by $36,078, accumulated undistributed net investment income was decreased by $61,006 and paid-in capital was increased by $24,928 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for accretion of market discount and premium amortization. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

21

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements — continued

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$133,126
Post October capital losses	$(414,880)
Net unrealized appreciation	$2,337,438
Other temporary differences	$(136,909)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount, premium amortization and the timing of recognizing distributions to shareholders.

At July 31, 2015, the Fund had a net capital loss of $414,880 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,369,326

Gross unrealized appreciation	$3,703,862
Gross unrealized depreciation	(1,366,424)

Net unrealized appreciation	$2,337,438

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2015, the investment adviser and administration fee amounted to $1,062,542 or 0.60% of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM was allocated $98,011 of the Fund’s operating expenses for the year ended July 31, 2015. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2015, EVM earned $859 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $45,683 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 amounted to $126,094 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2015, the Fund paid or accrued to EVD $81,354 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the

22

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2015 amounted to $27,118 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2015, the Fund was informed that EVD received approximately $8,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $373,842,069 and $137,780,191, respectively, for the year ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2015	2014

Sales	7,563,268	958,954
Issued to shareholders electing to receive payments of distributions in Fund shares	73,741	31,456
Redemptions	(1,522,332)	(1,018,035)

Net increase (decrease)	6,114,677	(27,625)

Class C	Period Ended July 31, 2015(1)

Sales	2,050,474
Issued to shareholders electing to receive payments of distributions in Fund shares	6,433
Redemptions	(181,102)

Net increase	1,875,805

	Year Ended July 31,
Class I	2015	2014

Sales	19,299,591	2,748,838
Issued to shareholders electing to receive payments of distributions in Fund shares	130,665	14,981
Redemptions	(4,873,106)	(558,191)

Net increase	14,557,150	2,205,628

(1)	Class C commenced operations on August 18, 2014.

23

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At July 31, 2015, there were no obligations outstanding under these financial instruments.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2015 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures Contracts	$(60,751)	$(18,226)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended July 31, 2015, which is indicative of the volume of this derivative type, was approximately $4,125,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Notes to Financial Statements — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$269,252,825	$—	$269,252,825
Taxable Municipal Securities	—	19,467,500	—	19,467,500
Corporate Bonds & Notes	—	2,941,239	—	2,941,239
Closed-End Funds	1,045,200	—	—	1,045,200

Total Investments	$1,045,200	$291,661,564	$—	$292,706,764

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

25

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2015

26

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2015, the Fund designates 89.71% of distributions from net investment income as an exempt-interest dividend.

27

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

5279 7.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund, Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2014 and July 31, 2015 by the Funds’ principal accountant, Deloitte and Touche LLP (“D&T”) for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$32,420	$33,320
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,720	$9,497
All Other Fees(3)	$0	$0

Total	$42,140	$42,817

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$33,690	$34,590
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,820	$9,600
All Other Fees(3)	$0	$0

Total	$43,510	$44,190

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$28,500	$29,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,990	$8,745
All Other Fees(3)	$0	$0

Total	$37,490	$38,045

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$19,920	$35,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,370	$10,886
All Other Fees(3)	$0	$0

Total	$29,290	$46,506

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$55,160	$55,660
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,390	$10,187
All Other Fees(3)	$0	$0

Total	$65,550	$65,847

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2014	7/31/2015
Audit Fees	$57,170	$55,770
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,220	$11,042
All Other Fees(3)	$0	$0

Total	$68,390	$66,812

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/13	9/30/13	7/31/14	8/31/14	9/30/14	7/31/15
Audit Fees	$362,120	$305,610	$226,860	$246,010	$327,322	$244,260
Audit-Related Fees(1)	$0	$0	$0	$0	$3,075	$0
Tax Fees(2)	$103,790	$69,550	$59,510	$72,240	$73,280	$59,957
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$465,910	$375,160	$286,370	$318,250	$403,677	$304,217

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/13	9/30/13	7/31/14	8/31/14	9/30/14	7/31/15
Registrant(1)	$103,790	$69,550	$59,510	$72,240	$76,355	$59,957
Eaton Vance(2)	$417,309	$369,820	$397,473	$256,315	$256,315	$46,000

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 15, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: September 15, 2015